Other income, gains or loss - net - Guarantee loss, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income, gains or loss - net
Interest income on financial guarantee fee receivables (Note 19(a))	¥ 466	¥ 5,257	¥ 24,802
Impairment (loss)/reversal of financial guarantee fee receivables (Note 19(a))	7,250	(7,988)	(29,712)
Guarantee (charge)/gain arising from changes in estimates under financial guarantee contract	3,041	(66,454)	(132,281)
Guarantee loss, net	¥ 10,757	¥ (69,185)	¥ (137,191)